Share-based payment obligation	9 Months Ended
Sep. 30, 2023
Share-based payment obligation
Share-based payment obligation

25.Share-based payment obligation

The total charge to the profit and loss for the nine months ended September 30, 2023 was $9.6 million (nine months ended September 30, 2022: $9.8 million), while the charge for the three months ended September 30, 2023 was $2.7 million (three months ended September 30, 2022: $4.1 million). In May 2023, a total of 2,132,134 options were awarded as part of the existing Omnibus employee share-based payment plan since December 31, 2022.

September 2023 Valuation assumptions – Omnibus employee share-based payment scheme

The Omnibus options issued were valued at $49.9 million at issue using a share price assumption of $5.27 - $11.55 depending on the grant date. The fair value of the RSUs and PSUs with non-market conditions determined using share price at grant date amounted to $22.7 million and $19.0 million respectively while the fair value of the PSUs with market conditions determined using the Monte Carlo model amounted to $8.2 million. At September 30, 2023 a forfeiture rate of 7% was assumed resulting in an expected charge over the remaining term of the options of $19.6 million. No dividend was taken into account in performing the valuation since IHS Holding Limited has never paid dividends and no dividends are planned to be paid in the near future.